Listing Expense - Summary Of Listing Expense (Parenthetical) (Detail)	9 Months Ended
Sep. 30, 2021 EUR (€)
Disclosure of Detailed Information About Listing Expense [Abstract]
Other listing expenses directly related to spac transaction and reverse merger	€ 15,415,000